Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 26, 2018
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2019
Defined Benefit Plan, Accumulated Benefit Obligation	$ 41,300	$ 37,000
Payment for Pension Benefits	118	147	$ 2,112
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change	(93)	105	(116)
Research and development	3,015	2,462	2,427
Selling, general and administrative	8,521	7,066	6,429
Other Income	521	1,565	1,358
Non-service pension cost (benefit)	(888)	(765)	(534)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(525)	(393)	(158)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(525)	(393)	(158)
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold	42,444	36,754	31,224
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold	14,621	13,231	12,977
Previously Reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development			2,387
Selling, general and administrative			6,183
Non-service pension cost (benefit)			0
Previously Reported [Member] | Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			31,027
Previously Reported [Member] | Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			12,926
Accounting Standards Update 2017-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development			40
Selling, general and administrative			246
Non-service pension cost (benefit)			(534)
Accounting Standards Update 2017-07 [Member] | Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			197
Accounting Standards Update 2017-07 [Member] | Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Goods and Services Sold			51
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	93	$ 147
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits	$ 25		$ 1,900
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	75.00%
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	24.00%
Range Of Growth Seeking Assets In Company's Overall Investment Strategy	45% to 50
Range Of Income Generating Assets In Company's Overall Investment Strategy	50% to 55
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	65% to 70
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.70%	6.80%	7.30%
Defined Benefit Plan Common Stock Funded Percentage	1.00%
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change	$ 127	$ (434)
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	125
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	2,428
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	2,230
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	2,263
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	2,289
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	2,303
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	11,597
Defined Benefit Plan, Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	39,267	25,884
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation	38,816	25,455
Actuarial loss (gain)	4,651	(2,048)
Net settlement and curtailment gain (loss)	54	(1)	$ (3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(503)	(405)	(179)
Actuarial loss (gain)	4,651	(2,048)
Net settlement and curtailment gain (loss)	54	(1)	(3)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ (503)	$ (405)	$ (179)
Pension Plan [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	6.50%	7.00%
Pension Plan [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	$ (425)
Net settlement and curtailment gain (loss)	98
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	39
Defined Benefit Plan Actuarial Gain	180
Actuarial loss (gain)	(425)
Net settlement and curtailment gain (loss)	98
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	39
Pension Plan [Member] | UNITED STATES | Remeasurement loss [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)	(605)
Actuarial loss (gain)	$ (605)
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation				$ 3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets				$ 3,400